Restatement Due To Modification Agreement (Details) - Schedule of Restatement Consolidated Condensed Interim Profit or Loss and Other Comprehensive Income - Lytus Technologies Holdings Pvt.Ltd [Member]
6 Months Ended
Sep. 30, 2022 USD ($) $ / shares
STATEMENT OF OPERATIONS DATA:
Operating revenue
Other Income	6,484,884
Cost of revenue
Other operating expenses	145,314
Legal and professional expenses	1,686,897
Staffing expenses
Depreciation and amortisation	5,623,417
Net income	(970,744)
Interest expenses	164,583
Interest income
Income (loss) from continuing operations before income taxes	(1,135,327)
Income tax	550,606
Net income	(1,685,933)
Foreign currency translation reserves, net of tax	942,138
Total comprehensive income for the period	(743,795)
Attributable to:
Controlling interest	(743,795)
Non-controlling interest
Basic income per common share (in Dollars per share) | $ / shares	$ (0.05)
Diluted income per common share (in Dollars per share) | $ / shares	$ (0.05)
Impact of Restatement [Member]
STATEMENT OF OPERATIONS DATA:
Operating revenue	$ 9,771,496
Other Income	(6,124,042)
Cost of revenue	7,163,929
Other operating expenses	930,228
Legal and professional expenses	5,494
Staffing expenses	314,721
Depreciation and amortisation	(5,322,041)
Net income	555,123
Interest expenses	68,852
Income (loss) from continuing operations before income taxes	486,271
Income tax	(293,656)
Net income	779,927
Reclassification of defined benefit obligation	(361)
Foreign currency translation reserves, net of tax	(676,047)
Total comprehensive income for the period	103,880
Attributable to:
Controlling interest	(187,714)
Non-controlling interest	291,233
Impact of Restatement [Member] | Sept 22 Restaed Vs Sept 22 [Member]
STATEMENT OF OPERATIONS DATA:
Operating revenue	9,771,496
Other Income	(6,124,042)
Cost of revenue	7,163,929
Other operating expenses	925,854
Legal and professional expenses	5,494
Staffing expenses	314,721
Depreciation and amortisation	(5,322,041)
Net income	559,497
Interest expenses	73,226
Interest income
Income (loss) from continuing operations before income taxes	486,271
Income tax	(293,656)
Net income	779,927
Reclassification of defined benefit obligation	(361)
Foreign currency translation reserves, net of tax	261,645
Total comprehensive income for the period	1,041,933
Attributable to:
Controlling interest	749,983
Non-controlling interest	291,228
Acquisition of Sri sai [Member] | Sept 22 Restaed Vs Sept 22 [Member]
STATEMENT OF OPERATIONS DATA:
Operating revenue	9,771,496
Other Income
Cost of revenue	7,163,929
Other operating expenses	1,041,788
Legal and professional expenses	5,494
Staffing expenses	314,721
Depreciation and amortisation	301,376
Net income	944,188
Interest expenses	73,226
Income (loss) from continuing operations before income taxes	870,962
Income tax	256,950
Net income	614,012
Reclassification of defined benefit obligation	(361)
Foreign currency translation reserves, net of tax	(19,314)
Total comprehensive income for the period	594,337
Attributable to:
Controlling interest	303,109
Non-controlling interest	291,228
Modification of Reachnet Agreement [Member] | Sept 22 Restaed Vs Sept 22 [Member]
STATEMENT OF OPERATIONS DATA:
Other Income	(6,124,042)
Other operating expenses	(115,934)
Depreciation and amortisation	(5,623,417)
Net income	(384,691)
Income (loss) from continuing operations before income taxes	(384,691)
Income tax	(550,606)
Net income	165,915
Reclassification of defined benefit obligation
Foreign currency translation reserves, net of tax	280,959
Total comprehensive income for the period	446,874
Attributable to:
Controlling interest	446,874
Non-controlling interest
Restated [Member]
STATEMENT OF OPERATIONS DATA:
Operating revenue	9,771,496
Other Income	360,842
Cost of revenue	7,163,929
Other operating expenses	1,075,542
Legal and professional expenses	1,692,391
Staffing expenses	314,721
Depreciation and amortisation	301,376
Net income	(415,621)
Interest expenses	233,435
Interest income
Income (loss) from continuing operations before income taxes	(649,056)
Income tax	256,950
Net income	(906,006)
Reclassification of defined benefit obligation	(361)
Foreign currency translation reserves, net of tax	266,091
Total comprehensive income for the period	(640,276)
Attributable to:
Controlling interest	(931,509)
Non-controlling interest	$ 291,233
Basic income per common share (in Dollars per share) | $ / shares	$ (1.55)
Diluted income per common share (in Dollars per share) | $ / shares	$ (1.55)